Financing for JD Health (Details) ¥ in Thousands, $ in Millions	Dec. 31, 2019 CNY (¥)	May 31, 2019 USD ($)
Total amount received by issuance of the non-redeemable series A preferred preference shares | $		$ 931
Series A Preferred Shares | JD Health
Ownership percentage, on a fully-diluted (as a percentage)		13.50%
Issuance non controlling interest	¥ 1,045,400
Additional Paid in Capital, Preferred Stock	¥ 5,232,343